Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Share capital and premium	Reorganisation reserve	Other capital reserves	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2024	$ 8,513	$ 6,629	$ 526	$ 8,811	$ 80	$ (1,316)	$ 19	$ 1	$ (1,492)	$ 1,884
Comprehensive income [abstract]
Profit for the period	1,348	1,112				1,112				236
Other comprehensive income	70	70					28	1	41
Total comprehensive income for the period, net of tax	1,418	1,182				1,112	28	1	41	236
Employee share scheme issues	0	0	23		(23)
Employee settled share-based payments	16	16			16
Dividends paid	(411)	(411)				(411)
Distributions paid to non-controlling interests	(245)									(245)
Equity at end of period at Jun. 30, 2025	9,291	7,416	549	8,811	73	(615)	47	2	(1,451)	1,875
Equity at beginning of period at Dec. 31, 2025	9,916	8,091	554	8,811	92	76	2	(1)	(1,443)	1,825
Comprehensive income [abstract]
Profit for the period	2,654	2,283				2,283				371
Other comprehensive income	13	13					(14)		27
Total comprehensive income for the period, net of tax	2,667	2,296				2,283	(14)	0	27	371
Employee share scheme issues	0		17		(17)
Employee settled share-based payments	26	26			26
Dividends paid	(1,456)	(1,456)				(1,456)
Distributions paid to non-controlling interests	(413)									(413)
Transfer from reserve to retained earnings	0	0				(1)	1
Equity at end of period at Jun. 30, 2026	$ 10,740	$ 8,957	$ 571	$ 8,811	$ 101	$ 902	$ (11)	$ (1)	$ (1,416)	$ 1,783

[1]	Foreign currency translation reserve includes a loss of $1,411m (December 2025: $1,411m; June 2025: $1,411m) that will not re-cycle through the income statement, and a loss of $5m (December 2025: $32m; June 2025: $40m) relating to foreign operations that will re-cycle through the income statement on disposal.